Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
11.	LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

December 31,
2022

Operating lease right-of-use assets, net	$344

Lease liabilities - current	$315
Lease liabilities – non-current	-
Total operating lease liabilities	$315

The components of lease expenses were as follows:

Year ended December 31,
2022
Lease cost
Amortization of right-of-use assets	$619
Interest of operating lease liabilities	29
Total Lease cost	$648

Other information related to leases where the Group is the lessee is as follows:

December 31,
2022

Weighted-average remaining lease term	0.61
Weighted-average discount rate	4.30%

As of December 31, 2022, the following is a schedule of future minimum payments under the Group’s operating leases:

For the year ended December 31,	Operating Leases
2023	$348
Total lease payments	348
Less: imputed interest	(33)
Total	$315